INVESTMENTS - Equity securities with readily determinable fair values (Details) - Accor - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity securities with readily determinable fair values
Number of ordinary shares acquired	0	1,180,000	8,737,987
Number of ordinary shares sold	2,397,596	5,172,458
Gain realized	¥ 74	¥ 209
Number of shares held in investment	9,814,956
Investment in equity securities (in percentage)	5.00%
Unrealized losses from fair value	¥ 358	¥ 94